MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, New York 10010

May 3, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay VP Funds Trust (the "Registrant")

Registration Numbers: 002-86082 and 811-03833-01

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses for the MainStay VP Funds Trust that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 97 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 98 under the Investment Company Act of 1940, that became effective on May 1, 2018.

No fee is required in connection with this filing.

Please do not hesitate to contact me at 201-685-6221 if you have any questions regarding any of the foregoing.

Very truly yours,

/s/Thomas C. Humbert

Thomas C. Humbert

Assistant Secretary